Summary of Significant Accounting Policies (Details) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities			30,000	15,000	30,000	0
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	30,000	15,000	30,000	15,000	30,000	0